FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)			10 Months Ended	12 Months Ended
	Dec. 02, 2021	Feb. 12, 2021	Dec. 02, 2021	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aggregate value of warrants				$ 643,000
Foresight Acquisition Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of Level 3			$ 12,860,834
Public Warrants | Foresight Acquisition Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price	$ 1.27	$ 1.03	$ 1.27
Aggregate value of warrants	$ 12,800,000	$ 10,800,000
Private Placement Warrants | Foresight Acquisition Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price	$ 1.22	$ 1.05	$ 1.22
Aggregate value of warrants	$ 300,000	$ 200,000